Schedule of Disclosure of Share-based Compensation Stock Options Exercisable (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 1	0.0001
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 2	$ 2,781,905
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 3	278
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 4	0.001
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 5	1,924,556
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 6	1,925
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 7	0.69
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 8	1,622,778
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 9	1,119,717
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 10	0.79
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 11	188,504
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 12	148,918
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 13	0.85
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 14	94,240
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 15	80,104
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 16	6,611,982
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 17	$ 1,350,942